PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

(US$ MILLIONS)	Land	Building	Machinery and Equipment	Mineral Property Assets and Oil and Gas Properties	Vessels	Others	Total Assets
Gross Carrying Amount
Balance at January 1, 2017	$89	$163	$917	$1,623	$—	$57	$2,849
Additions (cash and non-cash)	—	24	105	48	—	18	195
Disposals (cash and non-cash)	—	—	(22)	(251)	—	(2)	(275)
Acquisitions through business combinations (1)	21	211	245	—	—	26	503
Transfers and assets reclassified as held for sale (2)	(12)	(3)	7	(7)	—	(1)	(16)
Net foreign currency exchange differences	5	2	58	103	—	1	169
Balance at December 31, 2017	$103	$397	$1,310	$1,516	$—	$99	$3,425
Additions (cash and non-cash)	1	37	301	64	86	11	500
Disposals (cash and non-cash)	(3)	(5)	(95)	(2)	(19)	(7)	(131)
Acquisitions through business combinations (1)	44	262	801	—	3,738	68	4,913
Transfers and assets reclassified as held for sale (2)	(12)	(2)	(13)	1	(13)	1	(38)
Net foreign currency exchange differences	(6)	(40)	(81)	(119)	—	(8)	(254)
Balances at December 31, 2018	$127	$649	$2,223	$1,460	$3,792	$164	$8,415
Accumulated Depreciation and Impairment
Balance at January 1, 2017	$—	$(29)	$(253)	$(447)	$—	$(24)	(753)
Depreciation/depletion/impairment expense	—	(15)	(106)	(17)	—	(13)	(151)
Disposals	—	—	16	35	—	1	52
Transfers and assets reclassified as held for sale (2)	—	—	(4)	5	—	—	1
Net foreign currency exchange differences	—	—	(17)	(26)	—	(1)	(44)
Balances at December 31, 2017 (3) (4)	$—	$(44)	$(364)	$(450)	$—	$(37)	$(895)
Depreciation/depletion/impairment expense	—	(28)	(192)	(306)	(182)	(12)	(720)
Disposals	—	1	55	—	3	3	62
Transfers and assets reclassified as held for sale (2)	—	1	2	—	—	(1)	2
Net foreign currency exchange differences	—	5	23	50	—	5	83
Balances at December 31, 2018 (3) (4)	$—	$(65)	$(476)	$(706)	$(179)	$(42)	$(1,468)
Net book value
December 31, 2017	$103	$353	$946	$1,066	$—	$62	$2,530
December 31, 2018	$127	$584	$1,747	$754	$3,613	$122	$6,947
____________________________________

(1)	See Note 3 for additional information.

(2)	See Note 8 for additional information.

(3)	Includes accumulated impairment losses of $5 million (2017: $6 million) for machinery and equipment and $258 million (2017: $57 million) for oil and gas properties.

(4)	As at December 31, 2018 a total of $331 million (2017: $745 million) of future development costs were included in the depletion calculation.